FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS [abstract]
Schedule of financial instruments measured at fair value for each hierarchy
Assets measured at fair value	December 31 2017	Level 1	Level 2	Level 3
Other financial assets-current
Corporate wealth management products	66,229	-	66,229	-
Money market funds	8,115	8,115	-	-
Derivative financial assets – current	-	-	-	-
Equity investments
Non-publicly traded investments- current	14	-	14	-
Publicly traded investments-non current	781	781	-	-
	75,139	8,896	66,243	-

Liabilities measured at fair value
Derivative financial liabilities – current	-	-	-	-
Assets measured at fair value	December 31 2016	Level 1	Level 2	Level 3
Other financial assets-current
Corporate wealth management products	46,958	-	46,958	-
Money market funds	5,931	5,931	-	-
Derivative financial assets – current	428	-	428	-
Equity investments
Non-publicly traded investments- current	15	-	15	-
Publicly traded investments-non current	1,391	1,391	-	-
	54,723	7,322	47,401	-

Liabilities measured at fair value
Derivative financial liabilities – current	(426)	-	(426)	-